Stock-Based Compensation Plans (Schedule Of Other Data For Stock Option And Stock Award Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock-Based Compensation Plans [Abstract]
Total compensation cost of stock-based compensation plans charged against income	$ 14,737	$ 10,323	$ 10,868
Total income tax benefit recognized in income for stock based compensation plans	5,416	3,794	3,994
Total intrinsic value of stock options exercised	45,600	26,344	16,922
Total intrinsic value of stock awards vested during the period	$ 12,065	$ 4,564	$ 4,298
Per-share weighted averaged grant-date fair value of stock awards granted	$ 121.75	$ 88.48	$ 77.13